Average Annual Total Returns{- Fidelity International Value Factor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International Value Factor ETF	Fidelity International Value Factor ETF Return Before Taxes Past 1 year	Fidelity International Value Factor ETF Return Before Taxes Since Inception		Fidelity International Value Factor ETF After Taxes on Distributions Past 1 year	Fidelity International Value Factor ETF After Taxes on Distributions Since Inception		Fidelity International Value Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International Value Factor ETF After Taxes on Distributions and Sales Since Inception		IXYCJ Past 1 year	IXYCJ Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	(1.68%)	(1.25%)	[1]	(2.17%)	(1.79%)	[1]	(0.48%)	(0.78%)	[1]	(1.29%)	(0.75%)	[1]	7.80%	3.02%	[1]

[1]	(a)From January 16, 2018